Commitments, Contingencies, and Concentrations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Aug. 14, 2020	Sep. 04, 2019
Concentration Risk [Line Items]
Accrued liability	$ 371,912	$ 597,351
Notes Payable	1,030,079
Liability	$ 2,000,000
Settlement Agreement [Member]
Concentration Risk [Line Items]
Liability			$ 2,000,000
Accounts receivable [Member] | Three customer [Member]
Concentration Risk [Line Items]
Concentrations risk	79.00%
Accounts receivable [Member] | One customer [Member]
Concentration Risk [Line Items]
Concentrations risk		86.00%
Revenue [Member] | Two customer [Member]
Concentration Risk [Line Items]
Concentrations risk	40.00%
Revenue [Member] | Four customer [Member]
Concentration Risk [Line Items]
Concentrations risk		79.00%
Concepts and Solutions [Member]
Concentration Risk [Line Items]
Accrued liability				$ 591,000